Long term debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2014
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2014	2013
Revolving credit facility	$210,000	$240,000
Secured term loans	276,008	193,096
Total debt outstanding	$486,008	$433,096
Less related deferred financing costs	(1,752)	(1,539)
Total debt, net of deferred financing costs	$484,256	$431,557
Less: Current portion of long term debt, net of deferred financing costs current	(78,734)	(46,077)
Long-term debt, net of current portion and deferred financing costs, non-current	$405,522	$385,480

Schedule of Maturities of Long-term Debt [Table Text Block]
Period			Principal Repayment
January 1, 2015	to	December 31, 2015	$79,288
January 1, 2016	to	December 31, 2016	200,689
January 1, 2017	to	December 31, 2017	49,930
January 1, 2018	to	December 31, 2018	27,242
January 1, 2019	to	December 31, 2019	38,992
January 1, 2020	and thereafter		89,867
		Total	$486,008